Trade and other receivables - Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables
Trade receivables, gross	$ 218,105	$ 203,768
Other receivables, gross	663,768	675,848
Other Receivables	661,011	671,707
Total trade and other receivables	854,549	853,199
Trade and other receivables	256,602	240,319
Trade and other receivables	597,947	612,880
Foreign clients [Member]
Trade and other receivables
Trade receivables, gross	55,693	46,051
Advances to suppliers [Member]
Trade and other receivables
Other receivables, gross	2,704	6,810
Tax claims [Member]
Trade and other receivables
Other receivables, gross	535,860	546,385
Related entities [Member]
Trade and other receivables
Trade receivables, gross	669	421
Other receivables, gross	2,285	2,486
Other receivables
Trade and other receivables
Other receivables, gross	$ 2,374	$ 1,401